Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Beginning balance	$ 2,001	$ 972
Write-off	(553)	(500)
Change of valuation allowance	4,971	1,529
Ending balance	$ 6,419	$ 2,001